CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Ordinary Share USD ($) shares	Ordinary Share CNY (¥) shares	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Retained Earnings-Appropriated USD ($)	Retained Earnings-Appropriated CNY (¥)	Retained Earnings-Unappropriated USD ($)	Retained Earnings-Unappropriated CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	USD ($) shares	CNY (¥) shares
Beginning Balance at Dec. 31, 2013		¥ 175,596		¥ 468,132,187		¥ 126,356,029		¥ 1,002,921,340		¥ (1,194,550)		¥ 1,596,390,602
Beginning Balance (in shares) at Dec. 31, 2013 | shares	25,725,000	25,725,000
Increase (Decrease) in Stockholders' Equity
Net income for the year								79,210,649				79,210,649
Transfer to statutory reserves						7,921,066		(7,921,066)
Foreign currency translation adjustment										(2,831)		(2,831)
Reclassification adjustment of available-for-sale securities, net of tax										746,137		746,137
Ending Balance at Dec. 31, 2014		¥ 175,596		468,132,187		134,277,095		1,074,210,923		(451,244)		1,676,344,557
Ending Balance (in shares) at Dec. 31, 2014 | shares	25,725,000	25,725,000
Increase (Decrease) in Stockholders' Equity
Net income for the year								128,854,649				128,854,649
Transfer to statutory reserves						12,885,465		(12,885,465)
Foreign currency translation adjustment										(51,245)		(51,245)
Ending Balance at Dec. 31, 2015		¥ 175,596		468,132,187		147,162,560		1,190,180,107		(502,489)		¥ 1,805,147,961
Ending Balance (in shares) at Dec. 31, 2015 | shares	25,725,000	25,725,000									25,725,000	25,725,000
Increase (Decrease) in Stockholders' Equity
Net income for the year								63,710,958			$ 9,184,224	¥ 63,710,958
Transfer to statutory reserves						6,371,096		(6,371,096)
Foreign currency translation adjustment										(59,426)	(8,567)	(59,426)
Ending Balance at Dec. 31, 2016	$ 25,725	¥ 175,596	$ 67,483,377	¥ 468,132,187	$ 22,132,572	¥ 153,533,656	$ 179,835,659	¥ 1,247,519,969	$ (81,414)	¥ (561,915)	$ 269,395,919	¥ 1,868,799,493
Ending Balance (in shares) at Dec. 31, 2016 | shares	25,725,000	25,725,000									25,725,000	25,725,000